CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Accumulated Deficit
Balance (in shares) at Dec. 31, 2015		60,600	2,478,134
Balance at Dec. 31, 2015	$ 48,701,289	$ 60	$ 2,974	$ 157,585,498	$ 0	$ (108,887,243)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, net of expenses (in shares)			35,151
Sale of common stock, net of expenses	2,285,415		$ 42	2,285,373
Stock-based compensation	7,504,316			7,504,316
Issuance of warrant in connection with debt agreement	148,885			148,885
Issuance of common stock upon net exercise of stock option (in shares)			28,444
Issuance of common stock upon net exercise of stock options			$ 34	(34)
Issuance of common stock upon exercise of stock options (in shares)			8,200
Issuance of common stock upon exercise of stock options	366,966		$ 10	366,956
Issuance of common stock upon net exercise of warrant (in shares)			221
Issuance of common stock upon exercise of warrants	0		$ 0	0
Issuance of common stock upon releases of restricted stock units (in shares)			7,916
Issuance of common stock upon vesting of restricted stock units			$ 10	(10)
Reversal of previous loss from foreign currency translation	(1,708)				(1,708)
Reversal of previous loss on securities available-for-sale	(9,065)				(9,065)
Preferred stock dividend	(24,240)					(24,240)
Net loss	(39,203,719)					(39,203,719)
Balance (in shares) at Dec. 31, 2016		60,600	2,558,066
Balance at Dec. 31, 2016	19,768,139	$ 60	$ 3,070	167,890,984	(10,773)	(148,115,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, net of expenses (in shares)			1,748,076
Sale of common stock, net of expenses	10,861,113		$ 2,097	10,859,016
Stock-based compensation	4,012,585			4,012,585
Derivative liability-fair value of warrants issued	(3,215,519)			(3,215,519)
Issuance of common stock upon releases of restricted stock units (in shares)			31,041
Issuance of common stock upon vesting of restricted stock units			$ 37	(37)
Issuance of common stock upon vesting of restricted stock awards (in shares)			62,116
Issuance of common stock upon vesting of restricted stock awards			$ 75	(75)
Reversal of previous loss from foreign currency translation	1,708				1,708
Reversal of previous loss on securities available-for-sale	9,065				9,065
Preferred stock dividend	(24,240)					(24,240)
Net loss	(24,906,744)					(24,906,744)
Balance (in shares) at Dec. 31, 2017		60,600	4,399,299
Balance at Dec. 31, 2017	6,506,107	$ 60	$ 5,279	179,546,954	$ 0	(173,046,186)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, net of expenses (in shares)			503,448
Stock-based compensation	1,406,131			1,406,131
Issuance of common stock upon exercise of warrants (in share)			428,056
Issuance of common stock upon exercise of warrants	1,449,167
Stock Issued During Period Value Warrants Exercised			$ 514	1,448,653
Issuance of common stock upon releases of restricted stock units (in shares)			75,392
Issuance of common stock upon vesting of restricted stock units			$ 90	(90)
Reversal of previous loss from foreign currency translation	0
Reversal of previous loss on securities available-for-sale	0
Preferred stock dividend	(6,060)					(6,060)
Cumulative adjustment upon adoption of ASC 606	109,922					109,922
Net loss	(4,786,177)					(4,786,177)
Balance (in shares) at Mar. 31, 2018		60,600	4,902,747
Balance at Mar. 31, 2018	$ 4,679,090	$ 60	$ 5,883	$ 182,401,648		$ (177,728,501)